Foreign Currency and Other, Net (Tables)	3 Months Ended
Mar. 31, 2015
Foreign Currency [Abstract]
Schedule of Intercompany Foreign Currency Balances [Table Text Block]
Amounts associated with these components for the respective periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Foreign currency gains (losses)	$(41,905)	$(5,400)
Other non-operating income (expense)	(2,018)	10,359
Total	$(43,923)	$4,959